Debt (Tables)	12 Months Ended
Dec. 31, 2011
Debt Disclosure [Abstract]
Carrying Value of Long-Term Debt
The carrying value of our long-term debt at December 31, 2011 and 2010 was as follows:

(Millions)	2011	2010
Senior notes, 5.75%, due 2011 (1)	$—	$450.0
Senior notes, 7.875%, due 2011 (1)	—	449.9
Senior notes, 6.0%, due 2016	748.0	747.6
Senior notes, 6.5%, due 2018	499.1	498.9
Senior notes, 3.95%, due 2020	742.6	741.7
Senior notes, 4.125%, due 2021	493.4	—
Senior notes, 6.625%, due 2036	798.7	798.7
Senior notes, 6.75%, due 2037	695.9	695.7
Total long-term debt	$3,977.7	$4,382.5

(1)	The 5.75% senior notes and the 7.875% senior notes were repaid in June 2011 and March 2011, respectively. These were classified as current in the consolidated balance sheet as of December 31, 2010.